Federated High Income Bond Fund, Inc.
(formerly, Liberty High Income Bond Fund, Inc.)

20TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

ESTABLISHED 1977

FIXED
INCOME

PRESIDENT'S MESSAGE

[Graphic]

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and I am pleased to present the 20th Semi-Annual Report for the fund.

Covering the six-month period from April 1, 1996, to September 30, 1996, this report begins with an interview with the fund's portfolio manager, Mark
E. Durbiano, Senior Vice President, Federated Advisers. Following his discussion are graphs depicting the fund's long-term investment performance, a complete listing of the fund's corporate bond holdings, plus the fund's financial statements.

Federated High Income Bond Fund, Inc. not only withstood a difficult environment for bonds during the period, it performed well, as the high-yield bond market outperformed other bond classes.* Why? Because the rising economy tended to improve the earnings and cash flow of companies that issue high-yield bonds. The fund also benefited from good security selection and broad diversification. The performance of each share class in terms of total return, income distribution and share price growth is shown below.**

                  NET ASSET VALUE INCREASE   INCOME    TOTAL RETURN
 Class A Shares   $11.08 to $11.33 = 2%      $0.51     7.10%
 Class B Shares   $11.08 to $11.33 = 2%      $0.47     6.68%
 Class C Shares   $11.08 to $11.33 = 2%      $0.47     6.69%


On September 30, 1996, the fund's bond holdings were widely diversified. The fund's bond issues are carefully researched and include nearly 200 high-yield issues across the entire business and industrial spectrum.

During the period, the fund achieved a milestone by topping $1 billion in assets for the first time in its 20-year history. This growth is the result of an increase in the fund's share value, as well as the continued participation of long-time and new shareholders who add to their holdings. In 1977, during the initial offering of this open-end fund, the assets amounted to $25 million, and there were less than 20 high-yield bond issues in the country. Today, millions of individuals and institutions allocate money to the asset class of high-yield bonds. In fact, today there are approximately 160 high-yield bond funds with total assets of over $60 billion.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about your fund are always welcome.

Very sincerely yours,

[Graphic]

Richard B. Fisher
President
November 15, 1996

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

** Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, and Class C Shares were 2.30%, 0.93%, and 5.65%, respectively.

INVESTMENT REVIEW

[Graphic]

Mark E. Durbiano
Senior Vice President
Federated Advisers

[Graphic]

HIGH-YIELD BONDS PERFORMED WELL IN WHAT WAS A RELATIVELY POOR PERIOD FOR MOST FIXED-INCOME SECURITIES. COULD YOU EXPLAIN WHY HIGH-YIELD SECURITIES PERFORMED SO WELL OVER THE SIX-MONTH PERIOD?

The main factor impacting all fixed-income securities during the period was the surprising strength in the United States' economy. This strong economic performance fueled inflationary fears and pushed interest rates higher. For example, the yield on a 10-year U.S. Treasury bond increased 38 basis points during the period and 113 basis points since the beginning of 1996.

A strong economy with rising interest rates impacts the high-yield market in two ways. First, rising interest rates are a negative for high-yield bonds as they are for all fixed-income securities. In general, when interest rates rise, bond prices fall. However, the strong economy that causes interest rates to rise has a silver lining from the high-yield bond perspective. The strong economy provides a better operating environment for high-yield issuers -- allowing them to generate higher earnings and cash flow. This tends to reduce investors' fear of credit-related problems in the high-yield sector and helps to offset some of the general rise in interest rates. During the period, the reduction in credit risk associated with a stronger economy has offset almost all of the general rise in interest rates. As a result, high-yield bonds outperformed high-quality bonds over the period. For example, the Lehman Brothers High-Yield Bond Index returned 5.72% while the Lehman Brothers Aggregate Index returned 2.43% over the period.*

[Graphic]

HOW DID FEDERATED HIGH INCOME BOND FUND, INC. PERFORM?

The fund had a very strong six-month period. Class A Shares, Class B Shares, and Class C Shares produced total returns of 7.10%, 6.68%, and 6.69%, respectively. This compares favorably to the Lehman Brothers High-Yield Bond Index, which returned 5.72% over the period.**

The fund's year-to-date performance also was strong. For the nine-month period ended September 30, 1996, Class A Shares, Class B Shares, and Class C Shares total returns of 9.39%, 8.74%, and 8.74% all outperformed the 7.59% total return of the Lehman Brothers High-Yield Index.***

* The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Lehman Brothers High Yield Bond Index is an unmanaged index which covers the universe of fixed rate, publicly issued, non-investment grade debt securities. Actual investments cannot be made in an index.

** Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, and Class C Shares were 2.30%, 0.93%, and 5.65%, respectively.

*** Year-to-date (1/1/96 through 9/30/96) total returns based on offering price for Class A Shares, Class B Shares, and Class C Shares were 4.49%, 2.88%, and 7.69%, respectively.

[Graphic]

WHAT STRATEGIES WERE THE MAJOR INFLUENCES ON FUND PERFORMANCE?

Several factors positively impacted the fund's performance. First, the fund has a higher percentage invested in the single B sector of the high-yield market and a lower percentage in the double B sector of the market than the index. Double B securities tend to be more sensitive to interest rates, while single B securities tend to be more sensitive to changes in economic conditions. Therefore, single B securities outperformed over the period given stronger economic growth and rising interest rates.

Second, the fund benefited from outstanding security selection during the period -- particularly during the third quarter -- which minimized the impact of deteriorating credit situations on the fund. For example, the fund avoided problems in the specialty retail sector, which under-performed the market in the third quarter after performing very well in the first six months of 1996, as the bonds of County Seat, Payless Cashways, and Musicland Stores declined substantially. Finally, corporate mergers and tenders by companies for their high-yield debt had a substantial positive impact on the fund. For example, the fund's positions in Park Communications, Pace Industries, PanAmSat, TransOcean Container, and New World Communications Group (and its SCI TV subsidiary) were positively impacted, as the companies either were acquired or announced plans to be acquired by more creditworthy companies. In addition, G-I Holdings, Doskocil, Waters Technologies, Allied Waste, and OMI Corp. tendered for their outstanding bonds at attractive prices.

[Graphic]

WHAT WERE THE FUND'S TOP HOLDINGS AT THE END OF THE PERIOD?

The top 10 holdings were as follows:

                                                            % OF PORTFOLIO
 Owens Illinois, Inc.                                           1.62%
 First Nationwide                                               1.55%
 Six Flags Theme Parks                                          1.51%
 Cablevision Systems                                            1.38%
 WestPoint Stevens, Inc.                                        1.38%
 California Energy                                              1.33%
 Vanguard Cellular                                              1.29%
 Ralph's Grocery Co.                                            1.25%
 PanAmSat Corp.                                                 1.22%
 Rogers Cablesystems                                            1.13%


[Graphic]

WHAT ARE YOUR CURRENT STRATEGIES WITH REGARD TO SECTORS, AS WELL AS YOUR COMMENTS ON SPECIFIC HOLDINGS?

We continue to overweight the Telecommunications sector. We believe that issuers like Teleport and Brooks Fiber will benefit from the structural changes in the telecommunications industry being driven by regulatory reform. We continue to like the Cable sector both domestically and in the United Kingdom. In the U.S., strong operating fundamentals, large clusters of demographically attractive subscribers coupled with ongoing consolidation activity should improve the creditworthiness of companies like Cablevision Systems. In the United Kingdom, companies like Telewest and International Cabletel will increase their creditworthiness as they build out their integrated cable and telephone infrastructure. We also like the TV and Radio Broadcasting sector given its strong operation fundamentals, tremendous franchise value, and consolidation activity being driven by regulatory reform.

We remain underweight in the Retail sector given continued difficult industry conditions and the unattractive franchises of the retailers that issue high-yield bonds. Finally, we have taken and will attempt to continue to take advantage of the relatively strong high-yield market to sell positions where the fundamentals have not met our expectations. For example, positions in Flagstar and Geneva Steel were sold during the third quarter due to potential credit problems. Given the reduction of the yield differential between high-yield bonds and high-quality fixed-income securities that has occurred, bonds of companies whose operating performance disappoints investors should decline substantially.

[Graphic]

WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD BOND MARKET?

We continue to like the outlook for high-yield bonds. Moderate growth in the U.S. economy coupled with strong demand for high-yield securities should lead to narrower yield spreads between high-yield bonds and higher quality bonds. However, given the attractive performance of high-yield bonds so far in 1996, credit discipline remains important. We continue to look for issuers whose underlying operations are strong and their ability to service their debt is improving. Our experience in the high-yield market over the past 20 years confirms the importance of intensive research and spreading risk through diversification.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Federated High Income Bond Fund, Inc. (formerly, Liberty High Income Bond Fund, Inc.) was held on September 20, 1996. On July 16, 1996, the record date for shareholders voting at the meeting, there were 52,355,954 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

                                      ABSTENTIONS         WITHHELD
                                       AND BROKER       AUTHORITY TO
AGENDA ITEM     FOR        AGAINST     NON-VOTES            VOTE
1.  To approve or disapprove the removal of the fund's fundamental investment limitation restricting the fund's investment in restricted securities to 10%
    of its total assets.

            33,634,854   2,717,889     2,920,541               0


TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $19,000 IN THE CLASS A SHARES OF FEDERATED HIGH INCOME BOND FUND, INC. ON 11/30/77, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $129,322 ON 9/30/96. YOU WOULD HAVE EARNED A 10.72%* AVERAGE ANNUAL TOTAL RETURN FOR THE 19-YEAR INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/96, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 8.21%, 12.35%, and 10.64%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 6.49% and 10.71%, respectively. Class C Shares' average annual one-year and since inception (5/1/93) total returns were 11.37% and 9.41%, respectively.*

[Graphic] omitted, see appendix A

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales load applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 19 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $68,187.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $19,000, but your account would have reached a total value of $68,187* by 9/30/96. You would have earned an average annual total return of 11.80%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

[Graphic] omitted, see appendix B

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED HIGH INCOME BOND FUND, INC. --
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR HIGH MONTHLY INCOME

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On September 30, 1986, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $13,747. This represents a 10.64% average annual total return.* For Chuck, that means extra money toward the construction of his first home.

[Graphic] omitted, see appendix C

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- 95.3%
                   AEROSPACE & DEFENSE -- 0.6%
 $    5,750,000    Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                           $  6,181,250
                   AUTOMOTIVE -- 3.7%
      5,900,000    Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                                  6,460,500
      2,500,000    Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004                        2,737,500
      7,325,000    Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                              7,764,500
      1,725,000 (a)Delco-Remy Corp., Sr. Sub. Note, 10.625%, 8/1/2006                                           1,772,438
      6,500,000    Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                     6,711,250
      2,250,000    JPS Automotive Products Corp., Sr. Note, 11.125%, 6/15/2001                                  2,311,875
      6,000,000    Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                      6,255,000
      1,000,000    Lear Seating Corp., Sr. Sub. Note, 11.25%, 7/15/2000                                         1,047,500
      2,000,000    Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                               1,975,000
                     Total                                                                                     37,035,563
                 BANKING -- 1.6%
      4,900,000 (a)First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003                             5,138,875
      6,100,000    First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                                 6,664,250
      3,600,000    First Nationwide Holdings, Inc., Sr. Note, 12.50%, 4/15/2003                                 3,892,500
                     Total                                                                                     15,695,625
                 BEVERAGE & TOBACCO -- 0.6%
      6,750,000    Dr Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%, 2/15/2003                        6,108,750
                   BROADCAST RADIO & TV -- 8.8%
      4,900,000    Allbritton Communication Co., Sr. Sub. Note, 11.50%, 8/15/2004                               5,194,000
      3,650,000    Argyle Television, Inc., Sr. Sub. Note, 9.75%, 11/1/2005                                     3,695,625
      3,075,000    Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                                3,413,250
      4,150,000    Chancellor Broadcasting Co., Sr. Sub. Note, 9.375%, 10/1/2004                                4,150,000
      1,650,000    Granite Broadcasting Corp., Sr. Sub. Deb., 12.75%, 9/1/2002                                  1,819,125
      7,375,000    Granite Broadcasting Corp., Sr. Sub. Note, 10.375%, 5/15/2005                                7,504,063

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 CORPORATE BONDS -- CONTINUED
                   BROADCAST RADIO & TV -- CONTINUED
 $    9,385,000    Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                     $  9,056,525
      4,000,000    NWCG Holding Corp., Sr. Disc. Note, 13.50% accrual, 6/15/1999                                3,230,000
      3,550,000 (a)Park Communications, Inc., Sr. Note, 13.75%, 5/15/2004                                       4,703,750
      4,300,000    Pegasus Media, Note, 12.50%, 7/1/2005                                                        4,622,500
      7,850,000    SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                                      8,399,500
      7,700,000    SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                     8,075,375
      6,500,000    Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003                                  6,597,500
      3,825,000    Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                                   3,882,375
      1,875,000    Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                                   1,734,375
      5,900,000    Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005                          5,914,750
      5,575,000    Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                                  5,588,938
      2,000,000    Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004                                  2,160,000
                     Total                                                                                     89,741,651
                   BUSINESS EQUIPMENT & SERVICES -- 2.0%
      1,000,000    Iron Mountain, Inc., Sr. Sub. Note, 10.125%, 10/1/2006                                       1,022,500
      5,250,000    Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                                5,565,000
      5,600,000    Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                        6,132,000
      6,600,000    United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                                7,144,500
                    Total                                                                                      19,864,000
                   CABLE TELEVISION -- 12.9%
      5,350,000    Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                           3,143,125
     11,600,000    Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                                     8,990,000
      3,250,000    CAI Wireless Systems, Inc., Sr. Note, 12.25%, 9/15/2002                                      3,388,125
      4,200,000    CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                           4,714,500
      4,500,000 (a)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                         2,323,125
      4,925,000    Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                                  4,826,500

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 CORPORATE BONDS -- CONTINUED
                 CABLE TELEVISION -- CONTINUED
 $    1,500,000    Cablevision Systems Corp., Sr. Sub. Note, 10.50%, 5/15/2016                               $  1,533,750
      4,600,000    Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                                   4,473,500
      3,125,000    Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                                  3,156,250
      5,625,000    Charter Communications Southeast, LP, Sr. Note, 11.25%, 3/15/2006                            5,786,719
      3,250,000    Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                                 2,055,625
      6,250,000    Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                           6,859,375
     12,250,000    Diamond Cable Co., Sr. Disc. Note, 0/11.75%, 12/15/2005                                      7,870,625
      3,750,000    Diamond Cable Co., Sr. Disc. Note, 0/13.25%, 9/30/2004                                       2,859,375
      8,575,000    EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%,
                   3/15/2004                                                                                    5,938,188
      7,750,000    Insight Communication Co., Sr. Sub. Note, 11.25%, 3/1/2000                                   7,924,375
      6,000,000    International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%, 10/15/2003                     4,590,000
      9,200,000    International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                            6,221,500
        200,000    International Cabletel, Inc., Sr. Note, 0/11.50%, 2/1/2006                                     121,000
      5,000,000    Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                       5,450,000
      4,000,000 (a)Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                                4,140,000
      7,900,000    Peoples Choice TV Corp., Unit, 0/13.125%, 6/1/2004                                           4,898,000
      3,250,000    Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                   12/1/2007                                                                                    3,282,500
      2,500,000    Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                   3/15/2005                                                                                    2,550,000
      5,500,000    Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                              5,651,250
     10,950,000    TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                            7,062,750
      8,600,000    UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                   4,601,000
      4,800,000    Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                             4,992,000
      3,000,000    Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                                 1,650,000
                     Total                                                                                    131,053,157

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 CORPORATE BONDS -- CONTINUED
                   CHEMICALS & PLASTICS -- 6.9%
 $    7,500,000    Arcadian Partners LP, Sr. Note, Series B, 10.75%, 5/1/2005                                $  8,306,250
      1,000,000    Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                                     1,007,500
      4,650,000    Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                     5,184,750
      7,350,000    Foamex LP, Sr. Sub. Deb., 11.875%, 10/1/2004                                                 7,827,750
      5,664,000    G-I Holdings, Inc., Sr. Disc. Note, 11.375% accrual, 10/1/1998                               4,941,840
      2,320,000    G-I Holdings, Inc., Sr. Note, 10.00%, 2/15/2006                                              2,343,200
      9,000,000    Harris Chemical North America, Inc., Sr. Note, 10.25%, 7/15/2001                             9,247,500
      5,783,000    Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002                                             6,303,470
      6,300,000    RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                       6,079,500
      6,325,000    Sterling Chemicals Holdings, Inc., Unit, 0/13.50%, 8/15/2008                                 3,874,063
      1,650,000    Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                                   1,744,875
      3,950,000    Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                                  3,851,250
      2,150,000    Viridian, Inc., Deb., 10.50%, 3/31/2014                                                      2,375,750
      6,750,000    Viridian, Inc., Note, 9.75%, 4/1/2003                                                        7,011,563
                     Total                                                                                     70,099,261
                   CLOTHING & TEXTILES -- 1.6%
      2,000,000    Dan River Inc., Sr. Sub. Note, 10.125%, 12/15/2003                                           1,990,000
     13,825,000    WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                                  13,963,250
                    Total                                                                                      15,953,250
                   CONSUMER PRODUCTS -- 3.4%
      4,000,000    American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                        4,150,000
      1,000,000 (a)E & S Holdings, Sr. Sub. Note, 10.375%, 10/1/2006                                            1,025,000
      3,100,000    Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                          3,286,000
      5,000,000    Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                              5,550,000
      4,750,000    ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                                5,343,750
      9,250,000    Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                              9,041,875

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   CONSUMER PRODUCTS -- CONTINUED
 $    1,000,000 (a)Shop Vac Corp., Sr. Secd. Note, 10.625%, 9/1/2003                                       $  1,035,000
      4,750,000    Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                              4,916,250
                     Total                                                                                   34,347,875
                   CONTAINER & GLASS PRODUCTS -- 2.6%
      1,680,000 (b)Kane Industries, Inc., Sr. Sub. Disc. Note, 2/1/1998                                               0
      1,000,000    Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                                               1,045,000
      2,750,000    Owens-Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                                     2,880,625
      8,600,000    Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                      8,836,500
      3,500,000    Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                                     3,622,500
      3,000,000    Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                      3,120,000
      6,750,000    Plastic Containers, Inc., Sr. Secd. Note, 10.75%, 4/1/2001                                 7,020,000
                     Total                                                                                   26,524,625
                   COSMETICS & TOILETRIES -- 0.6%
      6,100,000    Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                           6,321,125
                   ECOLOGICAL SERVICES & EQUIPMENT -- 1.0%
      5,500,000    ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                          5,390,000
      7,850,000 (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                         5,181,000
                     Total                                                                                   10,571,000
                   ELECTRONICS -- 0.4%
      4,000,000    Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                             4,160,000
                   FINANCIAL INTERMEDIARIES -- 0.2%
      1,950,000    ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                          1,964,625
                   FOOD & DRUG RETAILERS -- 2.7%
      5,500,000    Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                                5,775,000
      3,000,000    Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003                                     2,955,000
      8,450,000    Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                           8,576,750

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                        VALUE
 CORPORATE BONDS -- CONTINUED
                   FOOD & DRUG RETAILERS -- CONTINUED
 $    4,050,000    Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                     $  4,090,500
      6,000,000    Smith's Food & Drug Centers, Inc., Sr. Sub. Note, 11.25%, 5/15/2007                          6,390,000
                     Total                                                                                     27,787,250
                   FOOD PRODUCTS -- 2.2%
      5,700,000    Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                                   5,557,500
      5,250,000    PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                       5,328,750
     10,250,000    Specialty Foods Acquisition Corp., Sr. Secd. Disc. Deb., 0/13.00%,
                   8/15/2005                                                                                    4,356,250
      1,000,000    Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                            925,000
      1,000,000    Specialty Foods Corp., Sr. Sub. Note, 11.25%, 8/15/2003                                        820,000
      5,300,000    Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                        5,790,250
                     Total                                                                                     22,777,750
                   FOOD SERVICES -- 0.5%
      4,675,000    Americold Corp., Sr. Sub. Note, 12.875%, 5/1/2008                                            4,862,000
                   FOREST PRODUCTS -- 4.1%
      4,250,000    Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                       4,526,250
        250,000    Container Corp. of America, Sr. Note, 9.75%, 4/1/2003                                          254,688
      5,150,000 (a)Four M Corp., Sr. Secd. Note, 12.00%, 6/1/2006                                               5,510,500
      4,350,000    Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                   4/15/2005                                                                                    4,447,875
     10,300,000    Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008                             10,171,250
      5,850,000    S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                          6,318,000
      1,000,000 (a)Stone Container Corp., Rating Adjustable Senior Notes, 11.875%,
                   8/1/2016                                                                                     1,055,000
      8,550,000    Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                           9,105,750
                     Total                                                                                     41,389,313

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   HEALTHCARE -- 2.4%
 $    6,200,000 (a)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                               $   6,541,000
      3,350,000    Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005                               3,433,750
      2,500,000    Paracelsus Healthcare Corp., Sr. Sub. Note, 10.00%, 8/15/2006                                2,581,250
      1,525,000 (a)Prime Succession Acquisition Corp., Sr. Sub. Note, 10.75%, 8/15/2004                         1,616,500
      8,850,000    Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                     9,646,500
                     Total                                                                                     23,819,000
                   HOME PRODUCTS & FURNISHINGS -- 0.6%
      3,000,000    American Standard, Inc., Sr. Deb., 11.375%, 5/15/2004                                        3,240,000
      2,625,000    Triangle Pacific Corp., Sr. Note, 10.50%, 8/1/2003                                           2,762,813
                     Total                                                                                      6,002,813
                   HOTELS, MOTELS, INNS & CASINOS -- 0.8%
      6,000,000    Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                                      6,195,000
      2,500,000    Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004                                    2,175,000
                     Total                                                                                      8,370,000
                   INDUSTRIAL PRODUCTS & EQUIPMENT -- 2.1%
      6,500,000    Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                             7,215,000
      5,750,000 (a)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                                  5,922,500
      4,175,000    Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                          4,279,375
      3,675,000    Spreckels Industries, Inc., Sr. Secd. Note, 11.50%, 9/1/2000                                 3,858,750
                     Total                                                                                     21,275,625
                   LEISURE & ENTERTAINMENT -- 3.9%
     10,500,000    AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                    6,365,625
      3,700,000    AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                           3,801,750
      4,650,000    Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003                                      4,824,375
      4,450,000 (a)Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                                     4,539,000
      4,000,000    Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                             4,300,000
     17,250,000    Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                             15,352,500
                     Total                                                                                     39,183,250

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 CORPORATE BONDS -- CONTINUED
                   MACHINERY & EQUIPMENT -- 1.7%
 $    5,125,000    Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                    $  5,406,875
      6,100,000    Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                                6,832,000
      4,850,000 (a)Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                               5,104,625
                     Total                                                                                     17,343,500
                   METALS & MINING -- 0.8%
      1,000,000 (a)Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006                                1,022,500
      7,300,000 (a)Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                            7,537,250
                     Total                                                                                      8,559,750
                   OIL & GAS -- 3.3%
      5,425,000    Clark USA, Inc., Sr. Note, Series B, 10.875%, 12/1/2005                                      5,547,063
      4,000,000    Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                                        4,110,000
      2,500,000    Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                                  2,787,500
      3,750,000    Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                     3,806,250
      3,250,000    HS Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003                                         3,217,500
      7,375,000    Mesa Operating Company, Sr. Sub. Disc. Note, 0/11.625%, 7/1/2006                             4,738,438
      3,100,000    Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                     3,262,750
      5,200,000    United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                                    5,538,000
                     Total                                                                                     33,007,501
                   PRINTING & PUBLISHING -- 1.7%
      9,600,000    Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006                                     7,392,000
      3,750,000    Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                               3,993,750
      6,025,000    Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006                     5,859,313
                     Total                                                                                     17,245,063
                   REAL ESTATE -- 0.8%
      7,150,000    Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                           7,695,188

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                        VALUE
 CORPORATE BONDS -- CONTINUED
                   RETAILERS -- 0.7%
 $    7,000,000    Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                    $  7,140,000
                   SERVICES -- 0.8%
      7,633,000    Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                                 8,205,475
                   STEEL -- 3.9%
      5,250,000    Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                                  5,131,875
      3,575,000    Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                                     3,566,063
      2,400,000    Bar Technologies, Inc., Company Guarantee, 13.50%, 4/1/2001                                  2,424,000
      3,825,000    Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                           3,748,500
      9,425,000    EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                               9,000,875
      7,400,000    GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                              7,807,000
      1,800,000    GS Technologies Operating Co., Inc., Sr. Note, 12.25%, 10/1/2005                             1,903,500
      5,250,000    Republic Engineered Steel, Inc., 1st Mtg. Note, 9.875%, 12/15/2001                           5,053,125
      1,000,000    Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                              1,010,000
                     Total                                                                                     39,644,938
                   SURFACE TRANSPORTATION -- 4.1%
      4,000,000    AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                             3,950,000
      7,750,000    Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                        8,331,250
      5,200,000    Great Dane Holdings, Inc., Sr. Sub. Deb., 12.75%, 8/1/2001                                   5,122,000
      4,650,000    Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                               4,638,375
      2,750,000    Sea Containers Ltd., Sr. Sub. Note, 12.50%, 12/1/2004                                        3,011,250
      8,500,000    Stena AB, Sr. Note, 10.50%, 12/15/2005                                                       8,797,500
      2,500,000    Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                                 2,918,750
      5,000,000    Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                               4,762,500
                     Total                                                                                     41,531,625
                   TELECOMMUNICATIONS & CELLULAR -- 9.5%
      2,500,000    American Communications Services Inc., Sr. Disc. Note, 0/12.75%,
                   4/1/2006                                                                                     1,331,250
      1,700,000    Arch Communications Group, Inc., Sr. Disc. Note, 0/10.875%, 3/15/2008                          986,000
     14,900,000    Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006                           9,200,750

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 CORPORATE BONDS -- CONTINUED
                   TELECOMMUNICATIONS & CELLULAR -- CONTINUED
 $    8,150,000    Cellular Communications International, Inc., Sr. Disc. Note, 0/13.25%,
                   8/15/2000                                                                                 $  5,338,250
      4,500,000    Dial Call Communications, Inc., Unit, 0/12.25%, 4/15/2004                                    3,105,000
      2,850,000    Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                            3,113,625
      8,750,000    Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%,
                   5/15/2006                                                                                    5,490,625
     11,200,000 (a)Millicom International Cellular S. A., Sr. Sub. Disc. Note, 0/13.50%,
                   6/1/2006                                                                                     6,426,000
      1,350,000    MobileMedia Communications, Inc., Sr. Sub. Note, 9.375%, 11/1/2007                           1,073,250
      7,750,000    NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                              5,056,875
      4,500,000    Nextlink Communications, L.L.C., Sr. Note, Series AI, 12.50%,
                   4/15/2006                                                                                    4,680,000
      4,575,000    Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                       4,758,000
      9,600,000    PanAmSat, LP, Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                                       8,784,000
      3,000,000    ProNet, Inc., Sr. Sub. Note, 11.875%, 6/15/2005                                              2,820,000
      4,000,000    Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                           4,130,000
     11,475,000    Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%,
                   7/1/2007                                                                                     7,458,750
      1,900,000    Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                              1,964,125
      7,750,000    USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                   7,401,250
     13,075,000    Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                    13,042,313
                     Total                                                                                     96,160,063
                   UTILITIES -- 1.8%
      2,000,000 (a)CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                                              2,040,000
     13,150,000    California Energy Co., Inc., Sr. Disc. Note, 0/10.25%, 1/15/2004                            13,445,875
      2,950,000    El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                         2,973,128
                     Total                                                                                     18,459,003
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $940,609,741)                                     966,080,864

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

     SHARES                                                                                                     VALUE
 COMMON STOCKS -- 0.5%
                   BROADCAST RADIO & TV -- 0.1%
            400 (a)Pegasus Media, Class B                                                                  $      120,000
         30,000 (b)Sullivan Broadcast Holdings Inc., Class B                                                      300,000
                     Total                                                                                        420,000
                   BUILDING & DEVELOPMENT -- 0.0%
          4,696 (b)Atlantic Gulf Communities Corp.                                                                 22,893
                   CABLE TELEVISION -- 0.0%
         14,400 (b)Wireless One, Inc., Warrants                                                                    72,000
                   CHEMICALS & PLASTICS -- 0.0%
         30,000 (b)Uniroyal Technology Corp., Warrants                                                             54,375
                   CONGLOMERATES -- 0.3%
            353 (b)MAFCO Acquisition, Warrants                                                                          0
        775,071 (b)Triton Group Ltd.                                                                              532,861
        186,810 (b)Walter Industries, Inc.                                                                      2,405,180
                     Total                                                                                      2,938,041
                   CONSUMER PRODUCTS -- 0.0%
          4,750 (b)Hosiery Corp. of America, Inc., Class A                                                         26,125
          3,750 (a)(b)IHF Capital, Inc., Warrants                                                                 215,625
                     Total                                                                                        241,750
                   CONTAINER & GLASS PRODUCTS -- 0.0%
         71,200 (b)Kane Industries, Inc., Warrants                                                                      0
                   ECOLOGICAL SERVICES & EQUIPMENT -- 0.0%
         25,200 (b)ICF Kaiser International, Inc., Warrants                                                        12,600
                   FOOD & DRUG RETAILERS -- 0.1%
        185,579 (b)Grand Union Co.                                                                              1,183,066
                   FOOD PRODUCTS -- 0.0%
        315,000  (b)Specialty Foods Acquisition Corp.                                                             236,250

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

   PRINCIPAL
    AMOUNT
   OR SHARES                                                                                                      VALUE
 COMMON STOCKS -- CONTINUED
                   HOTELS, MOTELS, INNS & CASINOS -- 0.0%
          1,750 (b)Motels of America, Inc.                                                                   $     35,438
                   INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.0%
          6,589 (b)Haynes International, Inc.                                                                      26,356
                   PRINTING & PUBLISHING -- 0.0%
            583 (b)Advanstar Corp., Warrants                                                                            0
          7,500 (b)Affiliated Newspaper                                                                           225,000
             46 (b)Sullivan Graphics, Inc.                                                                             12
                     Total                                                                                        225,012
                   STEEL -- 0.0%
          2,400 (a)(b)Bar Technologies, Inc., Warrants                                                            144,000
                   TELECOMMUNICATIONS & CELLULAR -- 0.0%
          8,050 (b)Cellular Communications International, Inc., Warrants                                           70,438
          4,500 (b)NEXTEL Communications, Inc., Warrants                                                               90
                     Total                                                                                         70,528
                     TOTAL COMMON STOCKS (IDENTIFIED COST $30,226,337)                                          5,682,309
 PREFERRED STOCKS -- 1.4%
                   PRINTING & PUBLISHING -- 1.0%
        102,671    K-III Communications Corp., Cumulative PIK Pfd., Series B, 11.625%                          10,472,444
                   TELECOMMUNICATIONS & CELLULAR -- 0.4%
          2,918    PanAmSat Corp., PIK Pfd., 12.75%                                                             3,632,910
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $12,840,301)                                      14,105,354
 (C)REPURCHASE AGREEMENTS -- 0.8%
 $    7,885,000    BT Securities Corporation, 5.72%, dated 9/30/1996, due 10/1/1996
                   (AT AMORTIZED COST)                                                                          7,885,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $991,561,379)(D)                                     $993,753,527


(a) Indicates a private placement security which is restricted as to resale. The total market value of private placement secuities held at September 30, 1996 was $67,932,688, which represents 6.7% of total net assets.

(b) Non-income producing security.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $991,561,379. The net unrealized appreciation of investments on a federal tax basis amounts to $2,192,148 which is comprised of $41,587,683 appreciation and $39,395,535 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($1,014,208,477) at September 30, 1996.

The following acronym(s) are used throughout this portfolio:

GTD -- Guaranty
LP  -- Limited Partnership
PIK -- Payment in Kind
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

KANE INDUSTRIES, INC.

On March 18, 1994, Kane Industries, Inc., along with two of its affiliates, Kane, Inc. and Alford Industries, Inc., filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The Fund's investment adviser is unable to predict the outcome or timing of these proceedings.

MID-AMERICAN WASTE SYSTEMS, INC.

On February 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities (identified and tax cost $991,561,379)                         $  993,753,527
 Cash                                                                                                   43,071
 Income receivable                                                                                  21,520,952
 Receivable for investments sold                                                                       810,000
 Receivable for shares sold                                                                          5,316,657
   Total assets                                                                                  1,021,444,207
 LIABILITIES:
 Payable for investments purchased                                               $6,272,427
 Payable for shares redeemed                                                        468,231
 Payable for taxes withheld                                                          37,798
 Accrued expenses                                                                   457,274
   Total liabilities                                                                                 7,235,730
 Net Assets for 89,540,925 shares outstanding                                                  $ 1,014,208,477
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 1,033,745,067
 Net unrealized appreciation of investments                                                          2,192,148
 Accumulated net realized loss on investments                                                      (23,262,264)
 Undistributed net investment income                                                                 1,533,526
   Total Net Assets                                                                            $ 1,014,208,477
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($573,425,051 / 50,628,231 shares outstanding)                               $11.33
 Offering Price Per Share (100/95.50 of $11.33)*                                                        $11.86
 Redemption Proceeds Per Share                                                                          $11.33
 CLASS B SHARES:
 Net Asset Value Per Share ($358,888,305 / 31,682,794 shares outstanding)                               $11.33
 Offering Price Per Share                                                                               $11.33
 Redemption Proceeds Per Share (94.50/100 of $11.33)**                                                  $10.71
 CLASS C SHARES:
 Net Asset Value Per Share ($81,895,121 / 7,229,900 shares outstanding)                                 $11.33
 Offering Price Per Share                                                                               $11.33
 Redemption Proceeds Per Share (99.00/100 of $11.33)**                                                  $11.22


 * See "Investing in the Fund" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                      $   708,956
 Interest                                                                                        47,731,168
   Total income                                                                                  48,440,124
 EXPENSES:
 Investment advisory fee                                                         $3,404,600
 Administrative personnel and services fee                                          343,184
 Custodian fees                                                                      60,663
 Transfer and dividend disbursing agent fees and expenses                           365,816
 Directors'/Trustees' fees                                                            7,166
 Auditing fees                                                                       10,500
 Legal fees                                                                           2,598
 Portfolio accounting fees                                                           80,325
 Distribution services fee -- Class B Shares                                      1,084,658
 Distribution services fee -- Class C Shares                                        264,904
 Shareholder services fee -- Class A Shares                                         685,013
 Shareholder services fee -- Class B Shares                                         361,553
 Shareholder services fee -- Class C Shares                                          88,301
 Share registration costs                                                            66,910
 Printing and postage                                                                56,774
 Insurance premiums                                                                   5,557
 Taxes                                                                               73,603
 Miscellaneous                                                                        7,028
   Total expenses                                                                 6,969,153
 Waivers --
   Waiver of shareholder services fee -- Class A Shares         $(100,203)
   Waiver of shareholder services fee -- Class C Shares            (1,064)
     Total waivers                                                                 (101,267)
       Net expenses                                                                             6,867,886
         Net investment income                                                                 41,572,238
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                               2,969,849
 Net change in unrealized appreciation of investments                                          18,389,392
   Net realized and unrealized gain on investments                                             21,359,241
     Change in net assets resulting from operations                                           $62,931,479


(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                 ENDED            YEAR
                                                                              (UNAUDITED)         ENDED
                                                                              SEPTEMBER 30,      MARCH 31,
                                                                                  1996             1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                       $ 41,572,238      $59,138,421
 Net realized gain (loss) on investments ($2,969,849 and $1,232,954,
 respectively, as computed for federal tax purposes)                            2,969,849        2,635,257
 Net change in unrealized appreciation (depreciation)                          18,389,392       26,130,711
   Change in net assets resulting from operations                              62,931,479       87,904,389
 NET EQUALIZATION CREDITS (DEBITS) --                                             399,359          589,954
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Class A Shares                                                             (25,233,410)     (45,324,508)
   Class B Shares                                                             (12,052,584)     (10,149,148)
   Class C Shares                                                              (2,965,130)      (3,664,765)
 Distributions in excess of net investment income
   Class A Shares                                                                   --            (235,156)
   Class B Shares                                                                   --             (52,656)
   Class C Shares                                                                   --             (19,014)
     Change in net assets resulting from distributions to shareholders        (40,251,124)     (59,445,247)
 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME) --
 Proceeds from sale of shares                                                 218,049,842      357,820,276
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                        20,786,119       29,736,515
 Cost of shares redeemed                                                      (73,386,867)    (104,637,232)
   Change in net assets resulting from share transactions                     165,449,094      282,919,559
     Change in net assets                                                     188,528,808      311,968,655
 NET ASSETS:
 Beginning of period                                                          825,679,669      513,711,014
 End of period (including undistributed net investment income of
 $1,533,526 and $0, respectively)                                         $ 1,014,208,477     $825,679,669


(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  SIX MONTHS
                    ENDED
                  (UNAUDITED)
                 SEPTEMBER 30                                  YEAR ENDED MARCH 31,
                     1996      1996     1995      1994       1993    1992       1991      1990    1989       1988     1987(A)
 NET
 ASSET VALUE,
 BEGINNING
 OF
 PERIOD             $11.08    $10.54    $10.99    $11.19    $10.80   $ 8.79     $ 8.96    $10.99  $11.20     $12.53   $12.53
 INCOME
 FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income              0.53      1.00      1.01      1.05      1.13     1.23       1.21      1.33    1.40       1.42     0.85
  Net realized
  and
  unrealized gain
  (loss) on
  investments         0.23      0.55     (0.43)    (0.19)     0.41     1.99      (0.14)    (1.98)  (0.20)     (1.31)     --
  Total from
  investment
  operations          0.76      1.55      0.58      0.86      1.54     3.22       1.07     (0.65)   1.20       0.11     0.85
 LESS
 DISTRIBUTIONS
  Distributions
  from
  net investment
  income             (0.51)    (1.00)    (1.03)    (1.06)    (1.15)   (1.21)     (1.24)    (1.38)   (1.41)     (1.44)   (0.85)
  Distributions in
  excess of net
  investment
  income(b)            --      (0.01)      --        --       --        --         --        --          --      --      --
  Total              (0.51)    (1.01)    (1.03)    (1.06)    (1.15)   (1.21)     (1.24)    (1.38)   (1.41)     (1.44)   (0.85)
  distributions
 NET ASSET
 VALUE, END
 OF PERIOD          $11.33    $11.08    $10.54    $10.99    $11.19   $10.80     $ 8.79    $ 8.96   $10.99     $11.20   $12.53
 TOTAL
 RETURN(C)            7.10%    15.24%     5.74%     7.82%    15.39%   38.83%     14.20%    (6.82%)  11.34%      1.30%    7.09%
 RATIOS TO
 AVERAGE
 NET ASSETS
  Expenses            1.20%*    1.22%     1.21%     1.18%     1.08%    1.02%      1.03%     1.02%    1.00%      1.05%    1.02%*
  Net investment
  income              9.46%*    9.07%     9.64%     9.27%    10.44%   12.40%     14.62%    13.01%   12.55%     12.37%   11.72%*
  Expense waiver/
  reimbursement(d)    0.04%*    0.06%     0.05%     0.05%     0.08%     --         --      --          --        --       --
 SUPPLEMENTAL DATA
  Net assets,
  end of period
  (000 omitted)   $573,430  $530,203  $448,040  $439,149  $417,015  $351,087  $252,147  $282,149  $379,876  $360,409  $390,160
  Portfolio
  turnover              29%       53%       52%       76%       49%       37%       32%       40%       43%       52%       25%


* Computed on an annualized basis.

(a) Reflects operations for the seven-month period ended March 31, 1987.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   (UNAUDITED)         YEAR ENDED
                                                                   SEPTEMBER 30,        MARCH 31,
                                                                      1996           1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $11.08         $10.54      $10.57
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.49           0.95        0.51
   Net realized and unrealized gain (loss) on investments              0.23           0.51       (0.07)
   Total from investment operations                                    0.72           1.46        0.44
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.47)         (0.91)      (0.47)
   Distributions in excess of net investment income(b)                  --           (0.01)        --
   Total distributions                                                (0.47)         (0.92)      (0.47)
 NET ASSET VALUE, END OF PERIOD                                      $11.33         $11.08      $10.54
 TOTAL RETURN(C)                                                       6.68%         14.31%       4.47%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            1.99%*         2.02%       2.02%*
   Net investment income                                               8.70%*         8.29%       9.47%*
   Expense waiver/reimbursement(d)                                      --            0.01%       0.05%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                          $358,891      $238,055     $33,295
   Portfolio turnover                                                     29%           53%         52%


* Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                                               ENDED
                                                             (UNAUDITED)               YEAR ENDED
                                                             SEPTEMBER 30,              MARCH 31,
                                                                1996            1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                          $11.08           $10.54    $10.99     $11.18
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                         0.49             0.92      0.94       0.92
   Net realized and unrealized gain (loss) on investments        0.23             0.54     (0.44)     (0.23)
   Total from investment operations                              0.72             1.46      0.50       0.69
 LESS DISTRIBUTIONS
   Distributions from net investment income                     (0.47)           (0.91)    (0.95)     (0.88)
   Distributions in excess of net investment income(b)            --             (0.01)      --         --
   Total distributions                                          (0.47)           (0.92)    (0.95)     (0.88)
 NET ASSET VALUE, END OF PERIOD                                $11.33           $11.08    $10.54     $10.99
 TOTAL RETURN(C)                                                 6.69%           14.35%     4.91%      6.23%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                      1.98%*           2.00%     1.98%      1.99%*
   Net investment income                                         8.70%*           8.30%     8.90%      8.54%*
   Expense waiver/reimbursement(d)                               0.00%            0.03%     0.05%      0.05%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $81,896          $57,422   $32,376    $24,360
   Portfolio turnover                                              29%              53%       52%        76%


* Computed on an annualized basis.

(a) Reflects operations for the period from April 30, 1993 (date of initial public offering) to March 31, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities.

Effective March 31, 1996, the Board of Directors (the "Directors") changed the name of the Fund from Liberty High Income Fund, Inc. to Federated High Income Bond Fund, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At March 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $25,900,070, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION     EXPIRATION
     YEAR           AMOUNT
     1999       $  1,835,453
     2000       $ 24,064,617


   EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

                                                                                   ACQUISITION        ACQUISITION
    SECURITY                                                                         DATE(S)             COST
    Delco-Remy Corp., Sr. Sub. Note                                                  7/26/96         $1,725,000
    First Nationwide Escrow Corp., Sr. Sub. Note                                9/13/96 - 9/16/96     4,937,500
    Park Communications, Inc., Sr. Note                                              5/6/96           3,550,000
    CS Wireless Systems, Inc., Unit                                                  2/16/96          2,761,147
    Lenfest Communications Inc., Sr. Sub. Note                                  6/20/96 - 8/5/96      4,023,170
    E&S Holdings, Sr. Sub. Note                                                      9/24/96          1,000,000
    Shop Vac Corp., Sr. Secd. Note                                                   9/25/96          1,000,000
    Four M Corp., Sr. Secd. Note                                                5/23/96 - 9/6/96      5,245,000
    Stone Container Corp., Rating Adjustable Senior Notes                            7/17/96          1,000,000
    Dade International, Inc., Sr. Sub. Note                                     4/30/96 - 7/15/96     6,321,062
    Prime Succession Acquisition Corp., Sr. Sub. Note                                8/13/96          1,525,000
    Euramax International PLC, Sr. Sub. Note                                         9/18/96          5,794,687
    Cobblestone Golf Group, Inc., Sr. Note                                      5/29/96 - 7/25/96     4,494,250
    Tokheim Corp., Sr. Sub. Note                                                8/16/96 - 9/12/96     4,953,750
    Commonwealth Aluminum Corp., Sr. Sub. Note                                       9/16/96          1,000,000
    Royal Oak Mines, Sr. Sub. Note                                              8/5/96 - 8/28/96      7,297,500
    Millicom International Cellular S.A., Sr. Sub. Disc. Note                   5/24/96 - 9/12/96     6,099,463
    CalEnergy Co., Inc., Sr. Note                                                    9/18/96          1,992,320
    Pegasus Media, Class B                                                      6/30/95 - 1/2/96         18,750
    MAFCO Acquisition, Warrants                                                      7/1/91              80,625
    IHF Capital, Inc., Warrants                                                      1/4/94              37,050
    Bar Technologies, Inc., Warrants                                                 8/27/96                  0


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   INVESTMENT RISK -- Although the Fund has a diversified portfolio, the Fund has 98.6% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $5,181,000, representing 0.51% of the Fund's net assets at September 30, 1996.

   OTHER -- Investment transactions are accounted for on the trade date.

FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

3. CAPITAL STOCK

At September 30, 1996, par value shares authorized were as follows:

                                        # OF PAR VALUE
                                        CAPITAL STOCK
CLASS NAME                               AUTHORIZED
 Class A Shares                           4,000,000
 Class B Shares                           2,000,000
 Class C Shares                           4,000,000
 Total Shares Authorized                 10,000,000


 Transactions in capital stock were as follows:

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                      SEPTEMBER 30, 1996                MARCH 31, 1996
 CLASS A SHARES                                     SHARES         AMOUNT          SHARES          AMOUNT
 Shares sold                                      5,861,378      64,542,902       9,541,576   $ 104,603,929
 Shares issued to shareholders in payment of
 distributions declared                           1,214,292      13,322,095       2,113,256      23,120,673
 Shares redeemed                                 (4,306,609)    (47,330,834)     (6,317,775)    (69,286,926)
   Net change resulting from Class A
   Share transactions                             2,769,061      30,534,163       5,337,057   $  58,437,676
                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                      SEPTEMBER 30, 1996               MARCH 31, 1996
 CLASS B SHARES                                     SHARES         AMOUNT          SHARES          AMOUNT
 Shares sold                                     11,368,375     125,254,744      19,654,299  $ 215,828,295
 Shares issued to shareholders in payment of
 distributions declared                             517,763       5,684,078         424,401      4,675,171
 Shares redeemed                                 (1,691,397)    (18,600,786)     (1,750,975)   (19,251,125)
   Net change resulting from Class B
   Share transactions                            10,194,741     112,338,036      18,327,725  $ 201,252,341
                                                               SIX MONTHS ENDED                YEAR ENDED
                                                              SEPTEMBER 30, 1996       MARCH 31, 1996
 CLASS C SHARES                                     SHARES          AMOUNT          SHARES          AMOUNT
 Shares sold                                      2,561,575      28,252,196       3,399,750   $  37,388,053
 Shares issued to shareholders in payment of
 distributions declared                             162,142       1,779,946         176,754       1,940,671
 Shares redeemed                                   (676,575)     (7,455,247)     (1,466,781)    (16,099,182)
   Net change resulting from Class C
   Share transactions                             2,047,142      22,576,895       2,109,723   $  23,229,542
   Net change resulting from
   share transactions                            15,010,944     165,449,094      25,774,505   $ 282,919,559


FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisors, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                        PERCENTAGE OF
                        AVERAGE DAILY
   SHARE CLASS NAME      NET ASSETS
   Class B Shares          0.75%
   Class C Shares          0.75%


FEDERATED HIGH INCOME BOND FUND, INC.
(FORMERLY, LIBERTY HIGH INCOME BOND FUND, INC.)

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

PURCHASES                   $414,855,141
SALES                       $258,438,973


Directors

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman
Richard B. Fisher
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
S. Elliott Cohan
  Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314195108
Cusip 314195207
Cusip 314195306
8110103 (11/96)




                                 Appendix
A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $19,000 in Federated High Income Bond Fund, Inc. in 1977 would have grown to $129,322. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1977 to 1996, and the right margin reflects a total investment range from $0 to $135,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an yearly investment of $1,000 in Federated High Income Bond Fund, Inc. in 1977 would have grown to $68,187. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1977 to 1996, and the right margin reflects a total investment range from $0 to $70,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an investment of $5,000 in Federated High Income Bond Fund, Inc. in 1986 would have grown to $13,747. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1986 to 1996, and the right margin reflects a total investment range from $0 to $15,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends